COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

COMMITMENTS AND CONTINGENCIES
Refer to Note 2 for information regarding our unfunded contingent payments associated with collaborative and other arrangements.
Indemnifications
During the normal course of business, we make indemnities, commitments and guarantees pursuant to which we may be required to make payments related to specific transactions. Indemnifications include: (i) intellectual property indemnities to customers in connection with the use, sales or license of products and services; (ii) indemnities to customers in connection with losses incurred while performing services on their premises; (iii) indemnities to vendors and service providers pertaining to claims based on negligence or willful misconduct; (iv) indemnities involving the representations and warranties in certain contracts; (v) contractual indemnities related to the separation and distribution as set forth in certain of the agreements entered into in connection with such transactions (including the separation and distribution agreement and the tax matters agreement with Baxalta); and (vi) contractual indemnities for our directors and certain of our executive officers for services provided to or at the request of us. In addition, under our Amended and Restated Certificate of Incorporation, and consistent with Delaware General Corporation Law, we have agreed to indemnify our directors and officers for certain losses and expenses upon the occurrence of certain prescribed events. The majority of these indemnities, commitments and guarantees do not provide for any limitation on the maximum potential for future payments that we could be obligated to make. To help address some of these risks, we maintain various insurance coverages. Based on historical experience and evaluation of the agreements, we do not believe that any payments related to our indemnities will have a material impact on our financial condition or results of operations.
Legal Contingencies
We are involved in product liability, patent, commercial, and other legal matters that arise in the normal course of our business. We record a liability when a loss is considered probable and the amount can be reasonably estimated. If the reasonable estimate of a probable loss is a range, and no amount within the range is a better estimate, the minimum amount in the range is accrued. If a loss is not probable or a probable loss cannot be reasonably estimated, no liability is recorded. As of December 31, 2020 and 2019, our total recorded reserves with respect to legal and environmental matters were $40 million and $56 million, respectively, and there were no related receivables.
We have established reserves for certain of the matters discussed below. We are not able to estimate the amount or range of any loss for certain contingencies for which there is no reserve or additional loss for matters already reserved. While our liability in connection with these claims cannot be estimated and the resolution thereof in any reporting period could have a significant impact on our results of operations and cash flows for that period, the outcome of these legal proceedings is not expected to have a material adverse effect on our consolidated financial position. While we believe that we have valid defenses in the matters set forth below, litigation is inherently uncertain, excessive verdicts do occur, and we may incur material judgments or enter into material settlements of claims.
In addition to the matters described below, we remain subject to the risk of future administrative and legal actions. With respect to governmental and regulatory matters, these actions may lead to product recalls, injunctions, and other restrictions on our operations and monetary sanctions, including significant civil or criminal penalties. With respect to intellectual property, we may be exposed to significant litigation concerning the scope of our and others’ rights. Such litigation could result in a loss of patent protection or the ability to market products, which could lead to a significant loss of sales, or otherwise materially affect future results of operations.
Environmental
We are involved as a potentially responsible party (PRP) for environmental clean-up costs at six Superfund sites. Under the U.S. Superfund statute and many state laws, generators of hazardous waste sent to a disposal or recycling site are liable for site cleanup if contaminants from that property later leak into the environment. The laws generally provide that a PRP may be held jointly and severally liable for the costs of investigating and remediating the site. Separate from the Superfund cases noted above, we are involved in ongoing environmental remediations associated with historic operations at certain of our facilities. As of December 31, 2020 and 2019, our environmental reserves, which are measured on an undiscounted basis, were $20 million and $18 million, respectively. After considering these reserves, the outcome of these matters is not expected to have a material adverse effect on our financial position or results of operations.
General litigation
In November 2016, a putative antitrust class action complaint seeking monetary and injunctive relief was filed in the United States District Court for the Northern District of Illinois. The complaint alleges a conspiracy among manufacturers of IV solutions to restrict output and affect pricing in connection with a shortage of such solutions. Similar parallel actions subsequently were filed. In January 2017, a single consolidated complaint covering these matters was filed in the Northern District of Illinois. We filed a motion to dismiss the consolidated complaint in February 2017. The court granted our motion to dismiss the consolidated complaint without prejudice in July 2018. The plaintiffs filed an amended complaint, which we moved to dismiss on November 9, 2018. The court granted our motion to dismiss the amended complaint with prejudice on April 3, 2020. The plaintiffs did not file an appeal.
In April 2017, we became aware of a criminal investigation by the U.S. Department of Justice (DOJ), Antitrust Division and a federal grand jury in the United States District Court for the Eastern District of Pennsylvania. We and an employee received subpoenas seeking production of documents and testimony regarding the manufacturing, selling, pricing and shortages of IV solutions and containers (including saline solutions and certain other injectable medicines sold by us) and communications with competitors regarding the same. On November 30, 2018, the DOJ notified us that it had closed the investigation. The New York Attorney General has also requested that we provide information regarding business practices in the IV saline industry. We have cooperated with the New York Attorney General.
In August 2019, we were named in an amended complaint filed by Fayette County, Georgia in the MDL In re: National Prescription Opiate Litigation pending in the U.S. District Court, Northern District of Ohio. The complaint alleges that multiple manufacturers and distributors of opiate products improperly marketed and diverted these products, which caused harm to Fayette County. The complaint is limited in its allegations as to Baxter and does not distinguish between injectable opiate products and orally administered opiates. We manufactured generic injectable opiate products in our facility in Cherry Hill, NJ, which we divested in 2011.
In November 2019, we and certain of our officers were named in a class action complaint captioned Ethan E. Silverman et al. v. Baxter International Inc. et al. that was filed in the United States District Court for the Northern District of Illinois. The plaintiff, who allegedly purchased shares of our common stock during the specified class period, filed this putative class action on behalf of himself and shareholders who acquired Baxter common stock between February 21, 2019 and October 23, 2019. The plaintiff alleges that we and certain officers violated Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and Rule 10b-5 promulgated thereunder by making allegedly false and misleading statements and failing to disclose material facts relating to certain intra-company transactions undertaken for the purpose of generating foreign exchange gains or avoiding foreign exchange losses, as well as our internal controls over financial reporting. On January 29, 2020, the Court appointed Varma Mutual Pension Insurance Company and Louisiana Municipal Police Employees Retirement System as lead plaintiffs in the case. Plaintiffs filed an amended complaint on June 25, 2020 containing substantially the same allegations. On August 24, 2020, we filed a motion to dismiss the amended complaint. On January 12, 2021, the Court granted our motion to dismiss the amended complaint but gave plaintiffs an opportunity to file a further-amended complaint.
In addition, we have received a stockholder request for inspection of our books and records in connection with the announcement made in our Form 8-K on October 24, 2019 that we had commenced an internal investigation into certain intra-company transactions that impacted our previously reported non-operating foreign exchange gains and losses. As initially disclosed on October 24, 2019, we also voluntarily advised the staff of the SEC of our internal investigation and we are continuing to cooperate with the staff of the SEC.
In March 2020, two lawsuits were filed against us in the Northern District of Illinois by plaintiffs alleging injuries as a result of exposure to ethylene oxide used in our manufacturing facility in Mountain Home, Arkansas to sterilize certain of our products. The plaintiffs seek damages, including compensatory and punitive damages in an unspecified amount, and unspecified injunctive and declaratory relief.
Other
As previously disclosed, in 2008 we recalled our heparin sodium injection products in the United States. Following the recall, more than 1,000 lawsuits alleging that plaintiffs suffered various reactions to a heparin contaminant, in some cases resulting in fatalities, were filed. In January 2019, the last of these cases was settled. In 2019, following the resolution of an insurance dispute, we received cash proceeds of $39 million for our allocation of the insurance proceeds under a settlement and cost-sharing agreement related to the defense of the heparin product liability cases. We recognized a $37 million gain in connection with the resolution of the dispute with the insurer that is classified within other operating income, net on the consolidated statement of income for the year ended December 31, 2019.
In September 2017, Hurricane Maria caused damage to certain of our assets in Puerto Rico and disrupted operations. Insurance, less applicable deductibles and subject to any coverage exclusions, covered the repair or replacement of our assets that suffered loss or damage, and also provided coverage for interruption to our business, including lost profits, and reimbursement for other expenses and costs that have been incurred relating to the damages and losses suffered. In 2017, we recorded $32 million of pre-tax charges related to damages caused by the hurricane, including $11 million related to the impairment of damaged inventory and fixed assets as well as $21 million of idle facility and other costs. These amounts were recorded as a component of cost of sales in the consolidated statement of income for year ended December 31, 2017. In 2019 and 2018, we recognized $100 million and $42 million, respectively, of insurance recoveries related to the previously mentioned asset impairments and idle facility and other costs suffered as a result of the hurricane. These benefits were recorded as a reduction of cost of sales and within other operating income, net on the consolidated statements of income for the years ended December 31, 2019 and 2018. No further insurance recoveries are expected.